LIABILITY IN RESPECT OF CAPITAL LEASE	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt and Capital Leases Disclosures [Text Block]
Note 12: -    Liability in respect of capital lease

The following are details of the Company’s future minimum lease commitments in respect of capital leases as of December 31, 2014:

	Minimum lease payments	Interest	Present value of minimum lease payment

First year (included in other accounts payable)	480	41	439
Second year until fifth year	941	38	903

Total	1,421	79	1,342